Foreign currency swaps and forwards (Tables)	6 Months Ended
Jun. 30, 2025
Foreign currency swaps and forwards
Schedule of foreign currency swaps

	As at
	June 30,	December 31,
(in EUR 000)	2025	2024
Foreign currency swaps EUR - USD (in EUR)	3,500	5,000
Foreign currency swaps EUR - USD (in USD)	4,006	5,451
Foreign currency forwards EUR - USD (in EUR)	2,000	4,000
Foreign currency forwards EUR - USD (in USD)	2,111	4,277
Foreign currency swaps EUR - ILS (in EUR)	8,000	—
Foreign currency swaps EUR - ILS (in ILS)	1,953	—
Foreign currency forwards ILS - EUR (in ILS)	2,414	—
Foreign currency forwards ILS - EUR (in EUR)	10,000	—
Foreign currency swaps ILS - EUR (in ILS)	3,371	—
Foreign currency swaps ILS - EUR (in EUR)	14,000	—

Schedule of fair value hierarchy derivative financial instruments

	As at June 30, 2025
(in EUR 000)	Level I	Level II	Level III	Total
Financial assets
Foreign currency swaps	—	231	—	231
Foreign currency forwards	—	262	—	262

Schedule of change in balance of financial assets and financial liabilities

(in EUR 000)	2025	2024
Opening value at January 1	—	343
Fair value adjustments	493	(314)
Closing value at June 30	493	29

(in EUR 000)	2025	2024
Opening value at January 1	353	90
Settled contracts	(353)	—
Fair value adjustments	—	(26)
Closing value at June 30	—	64